Stock-Based Compensation - Stock Options - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options priced at fair market value, Percent	100.00%	100.00%
Stock option expiration period	10 years	10 years
2017 Omnibus Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, vesting period	3 years
2017 Omnibus Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, vesting period	6 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term	5 years 3 months 18 days	5 years 7 months 6 days
Aggregate intrinsic value of options outstanding and exercisable	$ 0
Unrecognized stock-based compensation expense related to non-vested stock options	$ 3,700	$ 5,200
Unrecognized stock-based compensation expense, expected recognition weighted-average period	23 months	24 months